Inventories, Net (Details) - Schedule of inventories	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of inventories [Abstract]
Raw materials	¥ 50,453,180	$ 7,342,169	¥ 57,926,980
Work in progress	61,275,177	8,917,033	40,795,744
Finished goods	78,432,041	11,413,775	73,285,870
Allowance for slow-moving or obsolete inventories	(4,779,446)	(695,526)	(5,503,029)
Inventories, net	¥ 185,380,952	$ 26,977,451	¥ 166,505,565